NOTE 4. FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2023 [Member]
NOTE 4. FAIR VALUE MEASUREMENT - Assets Measured at Fair Value

ASSETS, at fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest rate cap	$—	$1,249,025	$—	$1,249,025